Debt - Debt Instrument (Details) - Convertible - Senior Convertible Notes due 2023 - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Debt Instrument [Line Items]
Principal	$ 522	$ 537
Less: Unamortized debt discount	(45)	(76)
Total	$ 478	$ 461